Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares Asia 50 ETF, iShares Biotechnology ETF, iShares Blockchain and Tech ETF, iShares Copper and Metals Mining ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Emerging Markets Infrastructure ETF, iShares Environmental Infrastructure and Industrials ETF, iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small- Cap ETF, iShares Europe ETF, iShares Future AI & Tech ETF, iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares MSCI USA Quality Garp ETF, iShares Focused Value Factor ETF, iShares Future Metaverse Tech and Communications ETF, iShares Global 100 ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares India 50 ETF, , iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF, iShares JPX-Nikkei 400 ETF, iShares Latin America 40 ETF, iShares Lithium Miners and Producers ETF, iShares Micro-Cap ETF, iShares Mortgage Real Estate ETF, iShares North American Natural Resources ETF, iShares Preferred and Income Securities ETF, iShares Residential and Multisector Real Estate ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Top 20 U.S. Stocks ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Small-Cap 600 Value ETF, iShares Nasdaq Top 30 Stocks ETF, iShares Nasdaq-100 ex Top 30 ETF, iShares Semiconductor ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Digital Infrastructure and Real Estate ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Manufacturing ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Telecommunications ETF and iShares US Small Cap Value Factor ETF.

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the year ended March 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

    /s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania May 22, 2025

Appendix A

iShares Trust

1.         iShares Copper and Metals Mining ETF

2.        iShares Environmental Infrastructure and Industrials ETF

3.        iShares Global 100 ETF

4.        iShares Global Infrastructure ETF

5.         iShares Global Timber & Forestry ETF

6.        iShares Lithium Miners and Producers ETF

7.         iShares Global Comm Services ETF

8.        iShares Global Consumer Discretionary ETF

9.        iShares Global Consumer Staples ETF

10.    iShares Global Energy ETF

11.     iShares Global Financials ETF

12.    iShares Global Healthcare ETF

13.    iShares Global Industrials ETF

14.    iShares Global Materials ETF

15.     iShares Global Tech ETF

16.    iShares Global Utilities ETF

17.     iShares Asia 50 ETF

18.    iShares Blockchain and Tech ETF

19.    iShares Emerging Markets Infrastructure ETF

20.   iShares Europe ETF

21.    iShares Future AI & Tech ETF

22.   iShares Future Metaverse Tech and Communications ETF

23.   iShares India 50 ETF

24.   iShares International Developed Small Cap Value Factor ETF

25.    iShares International Dividend Growth ETF

26.   iShares Latin America 40 ETF

27.    iShares JPX-Nikkei 400 ETF

28.   iShares Mortgage Real Estate ETF

29.   iShares Residential and Multisector Real Estate ETF

30.   iShares ESG Screened S&P 500 ETF

31.    iShares ESG Screened S&P Mid-Cap ETF

32.   iShares ESG Screened S&P Small-Cap ETF

33.   iShares S&P 100 ETF

34.   iShares S&P 500 Growth ETF

35.    iShares S&P 500 Value ETF

36.   iShares S&P Small-Cap 600 Value ETF

37.    iShares Core S&P Mid-Cap ETF

38.   iShares Core S&P Small-Cap ETF

39.   iShares Core S&P U.S. Growth ETF

40.   iShares Core S&P U.S. Value ETF

41.    iShares MSCI USA Quality GARP ETF

42.   iShares Preferred and Income Securities ETF

43.   iShares Russell Top 200 ETF

44.    iShares Russell Top 200 Growth ETF

45.   iShares Russell Top 200 Value ETF

46.    iShares Russell 3000 ETF

47.    iShares Russell Mid-Cap Value ETF

48.    iShares Core S&P 500 ETF

49.    iShares Core S&P Total U.S. Stock Market ETF

50.    iShares Top 20 U.S. Stocks ETF

51.    iShares Russell 2000 ETF

52.    iShares Russell 2000 Growth ETF

53.    iShares Russell 2000 Value ETF

54.    iShares Micro-Cap ETF

55.    iShares Russell 2500 ETF

56.    iShares Russell Mid-Cap ETF

57.    iShares Russell Mid-Cap Growth ETF

58.    iShares Biotechnology ETF

59.    iShares Expanded Tech Sector ETF

60.    iShares Expanded Tech-Software Sector ETF

61.    iShares North American Natural Resources ETF

62.    iShares Semiconductor ETF

63.    iShares U.S. Digital Infrastructure and Real Estate ETF

64.    iShares Nasdaq Top 30 Stocks ETF

65.    iShares Nasdaq-100 ex Top 30 ETF

66.    iShares Russell 1000 ETF

67.    iShares Russell 1000 Growth ETF

68.    iShares Russell 1000 Value ETF

69.    iShares Focused Value Factor ETF

70.    iShares US Small Cap Value Factor ETF

71.    iShares U.S. Aerospace & Defense ETF

72.    iShares U.S. Broker-Dealers & Securities Exchanges ETF

73.    iShares U.S. Healthcare Providers ETF

74.    iShares U.S. Home Construction ETF

75.    iShares U.S. Infrastructure ETF

76.    iShares U.S. Insurance ETF

77.    iShares U.S. Manufacturing ETF

78.    iShares U.S. Medical Devices ETF

79.    iShares U.S. Oil & Gas Exploration & Production ETF

80.    iShares U.S. Oil Equipment & Services ETF

81.    iShares U.S. Pharmaceuticals ETF

82.    iShares U.S. Real Estate ETF

83.    iShares U.S. Regional Banks ETF

84.    iShares U.S. Telecommunications ETF